Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Earnings [Abstract]
Revenues	$ 83,960	$ 68,790
Cost of goods sold	65,020	52,813
Gross profit	18,940	15,977
Operating expenses
Selling, general and administrative	13,181	11,070
Foreign exchange (gain) loss	(188)	197
Total operating expenses	12,993	11,267
Operating income	5,947	4,710
Interest expense	933	646
Other expense	92	820
Earnings from continuing operations before income taxes	4,922	3,244
Provision for income taxes	1,733	773
Earnings from continuing operations	3,189	2,471
Loss from discontinued operations, net of income taxes	(199)	(2,531)
Net earnings (loss)	$ 2,990	$ (60)
Earnings from continuing operations per share:
Basic	$ 0.54	$ 0.42
Diluted	$ 0.54	$ 0.42
Earnings per common share:
Basic	$ 0.51	$ (0.01)
Diluted	$ 0.51	$ (0.01)
Weighted average common shares outstanding:
Basic	5,907	5,907
Diluted	5,913	5,949